Share-Based Payment Transactions - Schedule of Expenses Due to Share-Based Compensation (Details) - Share Options [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expenses Due to Share-Based Compensation [Line Items]
Research and development expenses	$ 85	$ 45	$ 34
General and administrative expenses	1,103	524	162
Total	$ 1,188	$ 569	$ 196